Stock Incentive Plans (Details) - Schedule of assumptions under the monte carlo simulation model and the calculated fair value of the market-based RSUs granted to employees	12 Months Ended
Dec. 31, 2022
Schedule of assumptions under the monte carlo simulation model and the calculated fair value of the market-based RSUs granted to employees [Abstract]
Expected volatility	52.00%
Expected term (years)	4 years
Drift rate	2.90%